Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Trade receivables	R$ 711,439	R$ 505,190
Related Parties	7,177	46,824
Impairment losses on trade receivables	(69,481)	(46,500)	R$ (32,055)	R$ (22,524)
Total	R$ 649,135	R$ 505,514